Trust Account and Fair Value Measurements (Tables)	12 Months Ended
May 31, 2019
Trust Account And Fair Value Measurements
Schedule of Fair Value of Assets Measured on a Recurring Basis

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at November 30, 2018 and May 31, 2018, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	May 31, 2019	May 31, 2018
Assets:
Cash and marketable securities held in Trust Account	1	$-0-	$52,895,652